SHARE WARRANT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Disclosure of Fair Value Assumptions
The fair value of the Warrant was determined using the Black-Scholes option pricing model taking into account the following assumptions:

	December 31, 2023	December 31, 2022

Exercise price ($)	5.66	5.66
Share price ($)	1.77	2.24
Volatility (%)	57%	43%
Risk-free interest rate (%)	3.30%	3.38%
Expected warrant life (years)	4.50	5.50
The fair value of the public warrants was determined using their market trading price as follows:

	December 31, 2023	December 31, 2022
Warrant price ($)	0.05	0.45
The fair value of the 2022 Warrants was determined using their market trading price as follows:

	December 31, 2023	December 31, 2022
Warrant price ($)	0.41	0.70

Schedule of Explanation of Significant Changes in Contract Assets and Share Warrant Obligation
The Group has recognized the following contract asset and share warrant obligation:

	December 31, 2023	December 31, 2022
	$	$
Contract asset
Beginning Balance	13,211,006	14,113,415
Foreign currency translation adjustment	317,640	(902,409)
Ending Balance	13,528,646	13,211,006
14 - SHARE WARRANT OBLIGATIONS (CONTINUED)
14.1 Warrants issued to a customer (continued)

Share warrant obligation
Beginning Balance	2,172,269	30,871,444
Fair value adjustment	(262,569)	(28,281,579)
Foreign currency translation adjustment	(11,909)	(417,596)
Ending Balance	1,897,791	2,172,269

Schedule of Disclosure of Fair Value of Private Warrants
The fair value of the private warrants was determined using the Black-Scholes option pricing model taking into account the following assumptions:

	December 31, 2023	December 31, 2022

Exercise price ($)	11.50	11.50
Share price ($)	1.77	2.24
Volatility (%)	53%	50%
Risk-free interest rate (%)	3.81%	3.68%
Expected warrant life (years)	2.33	3.33
The fair value of the warrants was determined using the Black-Scholes option pricing model taking into account the following assumptions:

	January 17, 2023	December 16, 2022

Exercise price ($)	2.80	2.80
Share price ($)	2.49	2.54
Volatility (%)	45%	44%
Risk-free interest rate (%)	2.95%	3.07%
Expected warrant life (years)	5.00	5.00
he fair value of the warrants was determined using the Black-Scholes option pricing model taking into account the following assumptions:

	December 31, 2023	July 19, 2023

Exercise price (C$)	2.81	2.81
Share price (C$)	2.36	2.78
Volatility (%)	57%	57%
Risk-free interest rate (%)	3.28%	3.76%
Expected warrant life (years)	4.54	5.00
The following table summarizes the weighted average values for the assumptions used in the Black-Scholes option pricing model for the stock option grants during the years ended December 31, 2023 and 2022:

	2023	2022
Expected dividends per share (C$)	—	—
Exercise price (C$)	2.78	6.94
Share price (C$)	2.78	6.94
Expected Volatility (%)	40%	40%
Risk-free interest rate (%)	3.19%	2.78%
Expected option life (years)	6.25	7.50

Schedule of Disclosure of Warrant Obligations
The Group has recognized the following warrant obligations:

	Public warrants	Private warrants	Total
	$	$	$
Beginning balance at January 1, 2023	7,075,767	914,881	7,990,648
Fair value adjustment	(6,173,511)	(727,873)	(6,901,384)
Foreign currency translation adjustment	3,481	(9,825)	(6,344)
Balance at December 31, 2023	905,737	177,183	1,082,920

	Public warrants	Private warrants	Total
	$	$	$
Beginning balance at January 1, 2022	42,961,675	32,392,815	75,354,490
Fair value adjustment	(35,011,131)	(31,200,119)	(66,211,250)
Exercised	(348)	—	(348)
Foreign currency translation adjustment	(874,429)	(277,815)	(1,152,244)
Balance at December 31, 2022	7,075,767	914,881	7,990,648
The Group has recognized the following warrant obligation:

December 31, 2023
$
Beginning balance at July 19, 2023	24,767,843
Fair value adjustment	(6,421,117)
Foreign currency translation adjustment	(303,300)
Ending balance	18,043,426